Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		$ 678,269	¥ 4,663,440	¥ 2,184,816	¥ 796,904
Cost of revenues (including transactions with related parties of RMB135,420, RMB259,244 and RMB266,852 for the years ended December 31, 2016, 2017 and 2018, respectively)	[1]	(572,125)	(3,933,647)	(1,929,864)	(1,094,644)
Gross (loss) profit		106,144	729,793	254,952	(297,740)
Operating expenses
Research and development expenses (including transactions with Parent Company of RMB73,297, RMB45,563 and RMB10,042 for the years ended December 31, 2016, 2017 and 2018, respectively)	[1]	(38,565)	(265,152)	(170,160)	(188,334)
Sales and marketing expenses (including transactions with relate parties of RMB4,080, RMB6,639 and RMB4,038 for the years ended December 31, 2016, 2017 and 2018, respectively)	[1]	(27,519)	(189,207)	(87,292)	(68,746)
General and administrative expenses (including transactions with Parent Company of RMB56,408, RMB16,503 and RMB3,080 for the years ended December 31, 2016, 2017 and 2018, respectively)	[1]	(41,846)	(287,710)	(101,995)	(71,325)
Total operating expenses	[1]	(107,930)	(742,069)	(359,447)	(328,405)
Other income		5,663	38,938	9,629	0
Operating (loss) income		3,877	26,662	(94,866)	(626,145)
Interest and short-term investments income		22,769	156,549	14,049	518
Fair value loss on derivative liabilities		(332,372)	(2,285,223)	0	0
Foreign currency exchange gains, net		7	51	0	0
Loss before income tax benefits		(305,719)	(2,101,961)	(80,817)	(625,627)
Income tax benefits		7,409	50,943	0	0
Loss before share of (loss) income in equity method investments, net of income taxes		(298,310)	(2,051,018)	(80,817)	(625,627)
Share of (loss) income in equity method investments, net of income taxes		16,482	113,329	(151)	0
Net loss attributable to HUYA Inc.		(281,828)	(1,937,689)	(80,968)	(625,627)
Accretion to Preferred Shares redemption value		(10,417)	(71,628)	(19,842)	0
Deemed dividend to Series A Preferred Shareholders		(72,285)	(496,995)	0	0
Net loss attributable to ordinary shareholders		(364,530)	(2,506,312)	(100,810)	(625,627)
Net loss		(281,828)	(1,937,689)	(80,968)	(625,627)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax		53,270	366,259	308	0
Total comprehensive loss attributable to HUYA Inc.		$ (228,558)	¥ (1,571,430)	¥ (80,660)	¥ (625,627)
Net loss per ordinary share
Basic and diluted | (per share)	[2]	$ (2.19)	¥ (15.02)	¥ (1.01)	¥ (6.26)
Weighted average number of ADSs used in calculating net loss per ADS
Basic and diluted		166,828,435	166,828,435	100,000,000	100,000,000
ADS [Member]
Net loss per ordinary share
Basic and diluted | (per share)	[2]	$ (2.19)	¥ (15.02)	¥ (1.01)	¥ (6.26)
Weighted average number of ADSs used in calculating net loss per ADS
Basic and diluted		166,828,435	166,828,435	100,000,000	100,000,000
Live Streaming [Member]
Net revenues
Total net revenues		$ 646,185	¥ 4,442,845	¥ 2,069,536	¥ 791,978
Advertising and Others [Member]
Net revenues
Total net revenues		$ 32,084	¥ 220,595	¥ 115,280	¥ 4,926

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2016 2017 2018 2018 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 5,677 2,877 10,472 1,523 Research and development expenses 19,538 9,174 30,643 4,457 Sales and marketing expenses 326 791 1,832 266 General and administrative expenses 26,557 27,266 183,748 26,725
[2]	Each ADS represents one Class A ordinary share.